Financial Assets Held-for-Trading (Tables)	12 Months Ended
Dec. 31, 2017
Financial Assets Held-for-Trading
Financial Assets Held-for-Trading

	2016	2017
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Central Bank bonds	30,546	400,368
Central Bank promissory notes	393,019	662,190
Other instruments issued by the Chilean Government and Central Bank	58,781	254,606

Other instruments issued in Chile
Mortgage bonds from domestic banks	—	—
Bonds from domestic banks	21	2,070
Deposits in domestic banks	896,534	218,307
Bonds issued by Chilean companies	—	—
Other instruments issued in Chile	672	715

Instruments issued by foreign institutions
Other instruments issued abroad	385	322

Total	1,379,958	1,538,578